Financial Instruments (Hedging Activities Effect On Condensed Consolidated Statements Of Earnings And Other Comprehensive Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Losses (gains) transferred to earnings	$ 18	$ 33	$ 26
Recognized gains (losses)	(5)	(50)	61
Net impact on equity	13	(17)	87
Cumulative translation adjustment	2	12	(43)
Net Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(17)	24	65
Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	34	(14)	(11)
Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			12
Operating Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	17	10	66
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	19	(39)	(62)
Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	36	(29)	4
Provision For Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(11)	2	1
Net Earnings Attributable To PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	25	(27)	5
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Losses (gains) transferred to earnings	20	36	27
Recognized gains (losses)	(4)	(56)	68
Net impact on equity	16	(20)	95
Cumulative translation adjustment		(2)
Amount of gain (loss) recognized in earnings			(27)
Cash Flow Hedges [Member] | Net Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(17)	24	65
Cash Flow Hedges [Member] | Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	34	(14)	(11)
Cash Flow Hedges [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		3	13
Cash Flow Hedges [Member] | Operating Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	17	13	67
Cash Flow Hedges [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(37)	(49)	(94)
Cash Flow Hedges [Member] | Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(20)	(36)	(27)
Cash Flow Hedges [Member] | Provision For Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	2	3	1
Cash Flow Hedges [Member] | Net Earnings Attributable To PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(18)	(33)	(26)
Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			42
Fair Value Hedges [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			5
Fair Value Hedges [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			37
Fair Value Hedges [Member] | Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			37
Fair Value Hedges [Member] | Provision For Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			(3)
Fair Value Hedges [Member] | Net Earnings Attributable To PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			34
Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative translation adjustment	2	24	(57)
Other Derivatives [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(3)	(1)
Other Derivatives [Member] | Operating Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(3)	(1)
Other Derivatives [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	56	10	(5)
Other Derivatives [Member] | Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	56	7	(6)
Other Derivatives [Member] | Provision For Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(13)	(1)	3
Other Derivatives [Member] | Net Earnings Attributable To PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	43	6	(3)
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Losses (gains) transferred to earnings	(2)	(3)	(1)
Recognized gains (losses)	(1)	6	(7)
Net impact on equity	(3)	3	(8)
Cumulative translation adjustment		$ (10)	$ 14